Other Assets (Details) - Schedule of Other Assets - USD ($)	Nov. 30, 2018	May 31, 2018	May 31, 2017
Schedule of Other Assets [Abstract]
Security deposits	$ 160,450	$ 0	$ 50,000
	$ 160,450	$ 0	$ 0